Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2019	£ 63,522	£ 1,299	£ 79,541	£ (339)	£ 20,620	£ (10)	£ 42,466	£ (80,055)
Loss for the period	(18,421)							(18,421)
Other comprehensive income (loss) for the year	7					7
Total comprehensive loss for the period	(18,414)					7		(18,421)
Share-based payments	3,069				3,069
Exercise of share options	15	1	14		(68)			68
Lapse of share options					(5)			5
Issue of share capital	66,581	747	65,834
Share issue expenses	(4,499)		(4,499)
Ending balance at Sep. 30, 2020	110,274	2,047	140,890	(339)	23,616	(3)	42,466	(98,403)
Beginning balance at Dec. 31, 2020	99,230	2,047	140,890	(339)	24,782	(22)	42,466	(110,594)
Loss for the period	(26,889)							(26,889)
Other comprehensive income (loss) for the year	6					6
Total comprehensive loss for the period	(26,883)					6		(26,889)
Share-based payments	4,919				4,919
Exercise of share options	181	40	159		(1,221)			1,203
Lapse of share options					(196)			196
Ending balance at Sep. 30, 2021	£ 77,447	£ 2,087	£ 141,049	£ (339)	£ 28,284	£ (16)	£ 42,466	£ (136,084)